Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 133,932,000	$ 136,726,000	$ 153,151,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	19,859,000	24,405,000	14,423,000
Specific reserve, other real estate owned	2,351,000	1,023,000	779,000
Depreciation of bank premises and equipment	24,738,000	25,009,000	24,013,000
(Gain) loss on sale of bank premises and equipment	(450,000)	14,000	(3,658,000)
Loss (gain) on sale of other real estate owned	86,000	(57,000)	(933,000)
Accretion of investment securities discounts	(539,000)	(1,704,000)	(2,608,000)
Amortization of investment securities premiums	26,873,000	28,000,000	26,729,000
Investment securities transactions, net	2,626,000	3,682,000	(1,283,000)
Impairment charges on available for sale securities	354,000	954,000	817,000
Amortization of identified intangible assets	128,000	644,000	2,389,000
Stock based compensation expense	1,082,000	1,172,000	1,058,000
Earnings from affiliates and other investments	(14,315,000)	(12,176,000)	(10,903,000)
Deferred tax expense (benefit)	7,306,000	(332,000)	(1,027,000)
Increase in accrued interest receivable	(600,000)	(111,000)	(807,000)
Decrease (increase) in other assets	7,494,000	2,967,000	(1,621,000)
Net increase in other liabilities	(7,705,000)	(6,567,000)	(7,482,000)
Net cash provided by operating activities	203,220,000	203,649,000	193,037,000
Investing activities:
Proceeds from maturities of securities	1,200,000	1,075,000
Proceeds from sales and calls of available for sale securities	352,743,000	164,163,000	621,588,000
Purchases of available for sale securities	(1,325,657,000)	(352,513,000)	(971,358,000)
Principal collected on mortgage-backed securities	919,594,000	854,736,000	787,361,000
Net increase in loans	(38,523,000)	(297,689,000)	(502,129,000)
Purchases of other investments	(49,013,000)	(16,355,000)	(20,602,000)
Distributions from other investments	23,276,000	18,293,000	18,152,000
Purchases of bank premises and equipment	(38,856,000)	(19,831,000)	(50,360,000)
Proceeds from sales of bank premises and equipment	3,701,000	4,515,000	8,424,000
Proceeds from sales of other real estate owned	13,772,000	16,831,000	18,525,000
Net cash (used in) provided by investing activities	(137,763,000)	373,225,000	(90,399,000)
Financing activities:
Net increase in non-interest bearing demand deposits	8,433,000	219,365,000	263,743,000
Net increase (decrease) in savings and interest bearing demand deposits	183,506,000	(5,458,000)	100,068,000
Net decrease in time deposits	(118,103,000)	(116,279,000)	(168,611,000)
Net decrease in securities sold under repurchase agreements	(322,787,000)	(30,578,000)	(99,031,000)
Net increase (decrease) in other borrowed funds	227,625,000	(568,194,000)	(150,006,000)
Redemption of long-term debt	(1,000,000)	(14,000,000)	(15,310,000)
Purchase of treasury stock	(7,966,000)	(6,678,000)	(18,923,000)
Proceeds from stock transactions	549,000	1,370,000	555,000
Payments of cash dividends - common	(39,569,000)	(38,515,000)	(34,762,000)
Net cash used in financing activities	(69,312,000)	(558,967,000)	(122,277,000)
(Decrease) increase in cash and cash equivalents	(3,855,000)	17,907,000	(19,639,000)
Cash and cash equivalents at beginning of period	273,053,000	255,146,000	274,785,000
Cash and cash equivalents at end of period	269,198,000	273,053,000	255,146,000
Supplemental cash flow information:
Interest paid	44,069,000	44,560,000	47,273,000
Income taxes paid	49,925,000	65,234,000	80,374,000
Non-cash investing and financing activities:
Net transfer from loans to other real estate owned	$ 2,563,000	$ 3,775,000	$ 2,363,000